Financial assets and liabilities - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities
Borrowings	$ 7,879	$ 8,308
Not later than one year
Financial assets and liabilities
Borrowings	118	2
Between one and two years
Financial assets and liabilities
Borrowings	4	1
Between two and five years
Financial assets and liabilities
Borrowings	2,213	1,154
Later than five years
Financial assets and liabilities
Borrowings	$ 5,544	$ 7,151